BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Diluted Net Loss Per Common Share (Details) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	2,864,174	405,837
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	318,014	89,472
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	2,546,160	10,067
Restricted stock with repurchase rights
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	0	147,976
Stock subject to put right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	0	7,816
Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	0	150,506